Exploration and Evaluation Assets - Schedule of Assets Classified as Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Assets Classified as Held for Sale [Abstract]
Assets classified as held for sale		$ 2,044,673
Balance at the beginning of the period	$ 2,044,673	2,219,952
Expenditure incurred during the period	11,896	36,604
Exchange differences	147,827	(211,883)
Assets disposed of / sold	$ (2,204,396)
Balance at the end of the period		$ 2,044,673